VictoryShares US 500 Enhanced Volatility Wtd ETF Shareholder Fees	Jun. 30, 2025 USD ($)
VictoryShares US 500 Enhanced Volatility Wtd ETF | VictoryShares US 500 Enhanced Volatility Wtd ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0